SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table) (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Aegean Sea Maritime Holdings Inc.
Subsidiaries [Line Items]
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Amorgos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Andros Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Antikithira Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Antiparos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Amindra Navigation Co.
Subsidiaries [Line Items]
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Crete Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Folegandros Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Ikaria Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Ios Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Kithira Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Kos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Mytilene Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Navios Maritime Acquisition Corporation
Subsidiaries [Line Items]
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries [Line Items]
Nature	Co-Issuer
Country of Incorporation	Delaware
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Rhodes Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Serifos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Dream Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Kannika Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Kieran Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Loyalty Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Navigator Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Ocean Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Shinyo Saowalak Limited
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Sifnos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Skiathos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Skopelos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Syros Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Thera Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Tinos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Oinousses Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Psara Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Antipsara Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	1/1 - 6/30
2012		1/1 - 6/30
Samothrace Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Thasos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Limnos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Skyros Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Alonnisos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Makronisos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	3/19 - 6/30
2012		-
Iraklia Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	4/20 - 6/30
2012		-
Paxos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	5/25 - 6/30
2012		-
Antipaxos Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	5/25 - 6/30
2012		-
Donoussa Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	6/28 - 6/30
2012		-
Schinousa Shipping Corporation
Subsidiaries [Line Items]
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of operations
2013	6/28 - 6/30
2012		-